Property and Equipment	12 Months Ended
Mar. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Property and Equipment	PROPERTY AND EQUIPMENT

As at	March 31, 2024				March 31, 2023
	Furniture, fixtures & equipment	Computer equipment	Leasehold improvements	Total	Furniture, fixtures & equipment	Computer equipment	Leasehold improvements	Total
	$	$	$	$	$	$	$	$
Opening cost	1,725	6,792	8,081	16,598	1,874	4,925	8,494	15,293
Additions	174	550	22	746	89	1,321	326	1,736
Additions through business acquisitions (note 4)	—	—	—	—	—	55	—	55
Disposals / retirements	(325)	—	(2,125)	(2,450)	(325)	(13)	(758)	(1,096)
Foreign currency translation adjustment	(2)	17	4	19	87	504	19	610
Ending cost	1,572	7,359	5,982	14,913	1,725	6,792	8,081	16,598
Opening accumulated depreciation	651	3,829	3,394	7,874	448	2,083	2,350	4,881
Depreciation expense	448	1,884	1,006	3,338	280	1,344	1,183	2,807
Impairment	260	—	1,296	1,556	164	5	605	774
Disposals / retirements	(325)	—	(2,125)	(2,450)	(325)	(13)	(758)	(1,096)
Foreign currency translation adjustment	1	4	—	5	84	410	14	508
Ending accumulated depreciation	1,035	5,717	3,571	10,323	651	3,829	3,394	7,874
Net carrying amount	537	1,642	2,411	4,590	1,074	2,963	4,687	8,724